Document and Entity Information	12 Months Ended
Jul. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Feb. 29, 2012
Registrant Name	JPMORGAN TRUST II
Central Index Key	0000763852
Amendment Flag	false
Document Creation Date	Sep. 04, 2012
Document Effective Date	Sep. 04, 2012
Prospectus Date	Jul. 01, 2012